Leasing Arrangements – Lessee - Schedule of Information on Profit or Loss Accounts Relating to Lease Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information on Profit or Loss Accounts Relating to Lease Contracts [Abstract]
Interest expense on lease liabilities	$ 65,137	$ 66,640	$ 42,419
Expense on short-term lease contracts	228,820	533,654
Losses (gain) on lease modification	$ 41,120	$ (3,273)